Note 8 - Strategic Alliance Agreement With Taurus Financial Partners, Llc	6 Months Ended
Jun. 30, 2013
Notes
Note 8 - Strategic Alliance Agreement With Taurus Financial Partners, Llc

NOTE 8 – Strategic Alliance Agreement with Taurus Financial Partners, LLC

On June 21, 2013 the Company entered into a Strategic Alliance Agreement with Taurus Financial Partners, LLC (“Taurus”).  Under this Strategic Alliance Agreement the Company was granted the exclusive right to participate in Taurus’s future Registered Spin-Off transactions.

In a typical Registered Spin-Off transaction, the Company will acquire between 10 – 15% of an operating business that is in the process of “going public” on the OTC Bulletin Board.  Taurus will then register these shares with the Securities and Exchange Commission (SEC).  Once Taurus has registered these shares with the SEC, the Company will “spin-off” approximately one-third of them to its then stockholders in the form of a special stock dividend.